Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Segmented Information
Schedule of non-current Assets

	December 31, 2024	December 31, 2023
Canada	$253,209	$361,967
United States	6,568,840	6,568,840
Mexico	1,226	1,533
	$6,823,275	$6,932,340